Expense Example - NEOS MLP & Energy Infrastructure High Income ETF [Member]	Dec. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	$ 218